Share-based awards	12 Months Ended
Mar. 31, 2020
Share-based awards
Share-based awards

9.Share-based awards

Share-based awards such as RSUs, incentive and non-statutory options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the “2014 Plan”) which has a ten-year term. Share-based awards are only available for issuance under the 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is canceled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares (previously 25,000,000 ordinary shares before the Share Subdivision as detailed in Note 2(a)), and (B) such lesser number of ordinary shares as determined by the board of directors will become available for the grant of a new award under the 2014 Plan. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in the absence of any such committee, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of March 31, 2020, the number of shares authorized but unissued was 265,848,704 ordinary shares.

RSUs and share options granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, RSUs and share options generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. No outstanding RSUs or share options will be subject to vesting or exercisable after the expiry of a maximum of six years from the date of grant. Certain RSUs and share options granted to the senior management members of the Company are subject to a six-year vesting schedule. No outstanding RSUs or share options will be subject to vesting or exercisable after the expiry of a maximum of ten years from the date of grant.

Following the Share Subdivision and the ADS Ratio Change that became effective on July 30, 2019 as detailed in Note 2 (a), each ordinary share was subdivided into eight ordinary shares and each ADS represents eight ordinary shares. Pro-rata adjustments have been made to the number of ordinary shares underlying each RSU and share option granted, so as to give the participants the same proportion of the equity that they would have been entitled to prior to the Share Subdivision. Prior to July 30, 2019, one ordinary share was issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. Subsequent to the Share Subdivision, eight ordinary shares are issuable upon the vesting of one outstanding RSU or the exercise of one outstanding share option, respectively. The Share Subdivision has no impact on the number of RSUs, the number of share options, the weighted average grant date fair value per RSU and the weighted average exercise price per share option as stated below.

9.	Share-based awards (Continued)

(a)  RSUs relating to ordinary shares of the Company

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2020 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2019	64,346,493	136.00
Granted	29,250,126	177.87
Vested	(23,832,690)	119.73
Canceled/forfeited	(4,304,967)	150.77
Awarded and unvested as of March 31, 2020	65,458,962	159.66
Expected to vest as of March 31, 2020 (i)	53,984,254	157.66

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

During the years ended March 31, 2018 and 2019, the RSUs held by non-employees were subject to re-measurement through each vesting date to determine the appropriate amount of the expense. Upon the adoption of ASU 2018-07 beginning on April 1, 2019, the Company no longer re-measures equity-classified share-based awards granted to non-employees (Note 2(k)). As of March 31, 2019 and 2020, 1,878,835 and 2,531,102 outstanding RSUs were held by non-employees, respectively.

As of March 31, 2020, there were RMB26,476 million of unamortized compensation costs related to these outstanding RSUs, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 beginning on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 2.0 years.

During the years ended March 31, 2018, 2019 and 2020, the Company recognized share-based compensation expense of RMB16,165 million, RMB22,137 million and RMB25,651 million, respectively, in connection with the above RSUs.

9.	Share-based awards (Continued)

(b)  Share options relating to ordinary shares of the Company

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2020 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2019	7,117,206	72.88	3.7
Granted	1,000,000	182.48
Exercised	(1,706,403)	81.55
Canceled/forfeited/expired	(17,500)	35.78
Outstanding as of March 31, 2020	6,393,303	87.81	3.4
Vested and exercisable as of March 31, 2020	3,185,168	68.44	2.5
Vested and expected to vest as of March 31, 2020 (i)	6,123,143	84.24	3.3

(i)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

During the years ended March 31, 2018 and 2019, the share options held by non-employees were subject to re-measurement through each vesting date to determine the appropriate amount of the expense. Upon the adoption of ASU 2018-07 beginning on April 1, 2019, the Company no longer re-measures equity-classified share-based awards granted to non-employees (Note 2(k)). As of March 31, 2019 and 2020, 76,550 and 56,550 outstanding share options were held by non-employees, respectively.

As of March 31, 2020, the aggregate intrinsic value of all outstanding options was RMB4,834 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB2,846 million and RMB4,785 million, respectively.

During the years ended March 31, 2018, 2019 and 2020, the weighted average grant date fair value of share options granted was nil, nil and US$57.33, respectively, and the total grant date fair value of options vested during the same years was RMB452 million, RMB311 million and RMB295 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB1,980 million, RMB708 million and RMB1,011 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2018, 2019 and 2020 was RMB174 million, RMB220 million and RMB960 million, respectively.

9.	Share-based awards (Continued)

(b)  Share options relating to ordinary shares of the Company (Continued)

No share options were granted during the years ended March 31, 2018 and 2019. The fair value of each option grant is estimated on the date of grant using the Black-Scholes model by applying the assumptions below:

Year ended March 31,
2020
Risk-free interest rate (i)	1.68%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.50
Expected volatility (iv)	34.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.

As of March 31, 2020, there were RMB285 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 beginning on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 2.7 years.

During the years ended March 31, 2018, 2019 and 2020, the Company recognized share-based compensation expense of RMB270 million, RMB181 million and RMB140 million, respectively, in connection with the above share options.

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights or interests to acquire restricted shares of the Company. For the rights or interests offered before 2016, these rights or interests and the underlying restricted shares were subject to a non-compete provision, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price of US$14.50, after the Share Subdivision as detailed in Note 2(a), during a four-year period. Upon the exercise of the rights or interests, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights or interests. For the rights or interests offered since 2016, the rights or interests and the underlying restricted shares were subject to certain service provisions that were not related to employment, and each right or interest entitles the holder to purchase eight restricted shares at an aggregate price between US$23.00 and US$26.00, after the Share Subdivision as detailed in Note 2(a), over a period of ten years from the vesting commencement date.

9.	Share-based awards (Continued)

(c)   Partner Capital Investment Plan relating to ordinary shares of the Company (Continued)

The number of ordinary shares underlying these rights or interests is 144,000,000 shares (previously 18,000,000 shares before the Share Subdivision as detailed in Note 2(a)). As of March 31, 2020, there are 16,029,648 shares underlying these rights or interests available for offering (previously 2,003,706 shares before the Share Subdivision as detailed in Note 2(a)). The rights or interests offered before 2016 were accounted for as noncontrolling interests of the Company as these rights or interests were issued by the Company’s subsidiaries and classified as equity at the subsidiary level. The rights or interests offered in the subsequent periods were accounted for as share options issued by the Company.

As of March 31, 2020, there were RMB967 million of unamortized compensation costs related to these rights or interests, net of expected forfeitures and after re-measurement applicable to the awards granted to non-employees before the adoption of ASU 2018-07 beginning on April 1, 2019. These amounts are expected to be recognized over a weighted average period of 4.4 years. Share-based compensation expense of RMB435 million, RMB409 million and RMB425 million was recognized in connection with these rights or interests for the years ended March 31, 2018, 2019 and 2020, respectively.

The fair value of each right or interest to acquire restricted shares is estimated on the subscription date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2018	2019	2020
Risk-free interest rate (i)	2.07%	2.94%	1.64%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	8.25	8.25	8.25
Expected volatility (iv)	34.2%	33.0%	33.1%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights or interests is based on management’s estimate on timing of exercise of the rights or interests.
(iv)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to expected life of each right or interest.

9.	Share-based awards (Continued)

(d)  Share-based awards relating to Ant Group

Since March 2014, Junhan, the general partner of which is a company wholly-owned by the Company’s director and former executive chairman and a major equity holder of Ant Group, has made grants of share economic rights linked to the valuation of Ant Group (the “SERs”) to certain employees of the Company. In addition, Ant Group has granted RSUs and share appreciation rights (the “SARs”) to certain employees of the Company since April 2018 and July 2019, respectively. The SERs will be settled by Junhan upon disposal of these awards by the holders. The RSUs and SARs will be settled by Ant Group upon vesting or exercise of these awards. Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. Depending on the nature and the purpose of the grant, these awards generally vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. Certain awards granted to the senior management members of the Company are subject to a six-year vesting schedule.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to the SERs and SARs are re-measured at the fair value on each reporting date until their settlement dates. The expenses relating to the RSUs granted by Ant Group are re-measured at the fair value on each reporting date until their vesting dates.

During the years ended March 31, 2018, 2019 and 2020, the Company recognized expenses of RMB2,278 million, RMB12,855 million and RMB1,261 million in respect of the share-based awards relating to Ant Group, respectively.

9.	Share-based awards (Continued)

(d)  Share-based awards relating to Ant Group (Continued)

The Company had no obligation to reimburse Junhan and Ant Group for the cost associated with the awards granted during all the periods presented. In June 2020, the parties entered into equity-based awards grant and settlement agreements pursuant to which the parties will settle with each other the cost associated with the awards that will be granted to each other’s employees. The payment amounts will depend on the relative values of the awards to be granted in the future.

(e)   Share-based compensation expense by function

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Cost of revenue	5,505	8,915	7,322
Product development expenses	7,374	15,378	13,654
Sales and marketing expenses	2,037	4,411	3,830
General and administrative expenses	5,159	8,787	6,936
Total	20,075	37,491	31,742